Long-Term Debt (Tables)	6 Months Ended
Feb. 29, 2020
Long-Term Debt [Abstract]
Summary of long-term debt
	February 29, 2020				August 31, 2019
	Effectiveinterestrates	Long-termdebt atamortizedcost(1)	Adjustmentfor financecosts (1)	Long-termdebtrepayableat maturity	Long-termdebt atamortizedcost(1)	Adjustmentfor financecosts (1)	Long-termdebtrepayableat maturity
	%	$	$	$	$	$	$
Corporate
Cdn fixed rate senior notes-
5.65% due October 1, 2019	5.69	-	-	-	1,250	-	1,250
5.50% due December 7, 2020	5.55	-	-	-	499	1	500
3.15% due February 19, 2021	3.17	-	-	-	299	1	300
3.80% due November 2, 2023	3.80	498	2	500	498	2	500
4.35% due January 31, 2024	4.35	498	2	500	498	2	500
3.80% due March 1, 2027	3.84	298	2	300	298	2	300
4.40% due November 2, 2028	4.40	496	4	500	496	4	500
6.75% due November 9, 2039	6.89	1,420	30	1,450	1,420	30	1,450
3.30% due December 10, 2029	3.41	495	5	500	-	-	-
4.25% due December 9, 2049	4.33	296	4	300	-	-	-
		4,001	49	4,050	5,258	42	5,300
Other
Burrard Landing Lot 2 HoldingsPartnership	Various	50	-	50	50	-	50
Total consolidated debt		4,051	49	4,100	5,308	42	5,350
Less current portion(2)		1	-	1	1,251	1	1,252
		4,050	49	4,099	4,057	41	4,098
(1)	Long-term debt is presented net of unamortized discounts and finance costs.
(2)	Current portion of long-term debt includes amounts due within one year in respect of senior notes due October 1, 2019 and the Burrard Landing loans.